Tax Status	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Tax Status [Line Items]
Tax Status	Tax Status
The Plan received a determination letter in April 2018 from the IRS indicating that the Plan is designed in accordance with applicable sections of the IRC. Although the Plan has been amended subsequent to the period covered by the determination letter, the Plan Administrator believes that the Plan remains designed, and is currently being operated, in compliance with the applicable requirements of the IRC and, therefore, is qualified and tax-exempt.

GAAP requires the Plan Administrator to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan Administrator has concluded that, as of December 31, 2025 and 2024, there were no uncertain positions taken or expected to be taken that would require recognition of a liability or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits of the Plan in progress.